Goodwill and intangible assets (Details 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 60,945	$ 63,777
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	51,357	53,919
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	9,230	9,603
Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	358	255
Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	29,301	29,595	$ 29,999
Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	21,531	21,562
Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	7,770	8,026
Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value		7
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	31,644	34,182	36,809
Intangible Assets other than Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	29,826	32,357
Intangible Assets other than Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,460	1,577
Intangible Assets other than Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	358	248
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	4,421	5,499	4,700
Acquired research and development [member] | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	4,186	5,313
Acquired research and development [member] | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	235	186
Technologies
Disclosure of detailed information about intangible assets [line items]
Net book value	121	177	230
Technologies | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	14	15
Technologies | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	107	162
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Net book value	25,513	27,106	30,767
Currently marketed products | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	24,487	25,938
Currently marketed products | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,026	1,168
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value	1,589	1,400	$ 1,112
Other intangible assets | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	1,139	1,091
Other intangible assets | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	92	61
Other intangible assets | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 358	$ 248